Other Receivables, Net - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Loan Receivable [Abstract]
Others		$ 332
Receivables from vendors upon cancellation of concerts	23,286,550	23,286,550
Receivables from sale of concert rights	1,500,000	1,500,000
Other receivables	24,786,550	24,786,882
Less: Allowance for credit losses	(24,786,550)	(24,411,882)	$ (7,500,000)
Other receivables, net		$ 375,000